UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4764

Dreyfus Municipal Bond Opportunity Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10 166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	7/31/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Opportunity Fund
July 31, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--100.5%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--3.5%
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	1/1/2026	5,500,000		6,628,545
Jefferson County,
Senior Lien Sewer Revenue
Warrants (Insured; Assured
Guaranty Municipal Corp.)	0/6.60	10/1/42	7,835,000	a	4,961,435
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/17	2,000,000		2,013,800
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/24	1,000,000		1,004,700
Alaska--.4%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	2,000,000		1,494,120
Arizona--2.3%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	5,000,000		5,749,150
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	4,650,000		4,028,155
California--14.7%
Anaheim Public Financing
Authority, Revenue (City of
Anaheim Electric System

Distribution Facilities)	5.25	10/1/34	3,185,000		3,603,732
California,
GO (Various Purpose)	5.25	10/1/20	1,000,000		1,198,130
California,
GO (Various Purpose)	5.75	4/1/31	5,000,000		5,903,450
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000		6,088,500
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,617,550
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	45,000	b	55,396
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	2,955,000	b	3,633,557
California State Public Works
Board, LR (Department of
Corrections and
Rehabilitation) (Various
Correctional Facilities)	5.00	9/1/26	3,000,000		3,537,240
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/31	2,000,000		2,242,600
California State Public Works
Board, LR (Various Capital
Projects)	5.13	10/1/31	1,000,000		1,128,170
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/26	2,670,000		3,084,384
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	2,000,000		2,307,340
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/28	5,000,000		5,819,650
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	5,000,000		5,898,250

North Natomas Community Facilities
District Number 4, Special Tax
Bonds	5.00	9/1/30	1,500,000		1,637,730
Sacramento County,
Airport System Senior Revenue	5.25	7/1/26	5,000,000	c	5,733,000
Sacramento County,
Airport System Senior Revenue	5.50	7/1/29	1,500,000	c	1,714,485
University of California Regents,
Medical Center Pooled Revenue	5.00	5/15/43	5,000,000		5,458,150
Colorado--2.6%
City and County of Denver,
Airport System Subordinate
Revenue	5.50	11/15/27	5,565,000	c	6,428,354
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan
Society Project)	5.63	6/1/43	2,000,000		2,192,920
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000	c	1,097,310
University of Colorado Regents,
University Enterprise Revenue	5.75	6/1/28	1,000,000		1,190,310
Connecticut--1.5%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	10/1/29	2,500,000	c	2,912,175
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	3,000,000		3,401,130
District of Columbia--.8%
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/28	2,800,000	c	3,182,648
Florida--6.4%
Broward County,
Airport System Revenue	5.00	10/1/42	3,750,000	c	4,012,913
Broward County,

Port Facilities Revenue	5.00	9/1/22	3,285,000	c	3,754,262
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/20	3,000,000		3,490,140
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/22	3,500,000		4,126,885
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	2,500,000	c	2,776,150
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/35	3,500,000	c	3,824,730
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	215,000	d	64,504
Palm Bay,
Utility System Improvement
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	10/1/20	1,845,000	e	1,475,594
Pinellas County Health Facilities
Authority, Health System
Revenue (BayCare Health System
Issue) (Insured; National
Public Finance Guarantee Corp.)	0.19	11/15/23	2,000,000	f	1,840,000
Port of Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/23	1,000,000	c,e	620,840
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000		1,072,140
Georgia--1.8%
Atlanta,
Airport General Revenue	5.00	1/1/27	3,000,000	c	3,308,190
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	3,550,000		4,313,357
Hawaii--.3%
Hawaii Department of Budget and
Finance, Special Purpose

Revenue (Hawai'i Pacific
Health Obligated Group)	5.63	7/1/30	1,000,000		1,099,190
Illinois--8.9%
Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O'Hare International Airport)	5.75	1/1/43	3,750,000	c	4,112,400
Chicago,
GO (Project and Refunding
Series) (Insured; National
Public Finance Guarantee Corp.)	5.00	1/1/25	5,000,000		5,271,550
Chicago Park District,
Limited Tax GO	5.00	1/1/27	2,030,000		2,315,256
Illinois,
GO	5.50	7/1/38	3,000,000		3,183,150
Illinois,
Sales Tax Revenue	5.00	6/15/24	2,500,000		2,944,100
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/27	5,230,000		5,874,284
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.00	7/1/43	2,500,000		2,770,900
Illinois Finance Authority,
Revenue (The Carle Foundation)	5.00	8/15/18	2,500,000		2,825,700
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.50	6/1/23	1,750,000		2,038,715
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	3,975,000		4,633,180
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University of
Illinois)	5.00	4/1/44	2,000,000		2,163,100
Indiana--.8%
Indiana Finance Authority,
First Lien Wastewater Utility
Revenue (CWA Authority Project)	5.25	10/1/25	1,500,000		1,762,890

Indiana Finance Authority,
Revenue (Marquette Project)	5.00	3/1/39	1,400,000		1,430,058
Iowa--2.2%
Iowa Finance Authority,
Health Facilities Revenue
(UnityPoint Health)	5.00	2/15/31	1,200,000		1,344,372
Iowa Finance Authority,
Healthcare Revenue (Genesis
Health System)	5.00	7/1/24	2,635,000		3,055,757
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.00	12/1/19	3,500,000		3,687,915
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.25	12/1/25	1,000,000		1,057,830
Kentucky--6.4%
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	3,125,000	c	3,478,156
Louisville/Jefferson County Metro
Government, Health System
Revenue (Norton Healthcare,
Inc.)	5.75	10/1/42	3,000,000		3,338,520
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	5,500,000		6,249,760
Pendleton County,
Multi-County LR (Kentucky
Association of Counties
Leasing Trust Program)	6.40	3/1/19	6,000,000		6,639,960
University of Kentucky,
General Receipts Bonds	5.25	10/1/20	5,960,000		7,201,289
Louisiana--2.7%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake

Chemical Corporation Projects)	6.75	11/1/32	2,000,000		2,227,840
New Orleans,
Sewerage Service Revenue	5.00	6/1/21	1,000,000		1,161,870
New Orleans,
Water Revenue	5.00	12/1/34	2,000,000		2,161,660
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/27	2,865,000		3,039,192
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.25	5/15/35	2,500,000		2,666,100
Maine--.5%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	2,000,000		2,315,800
Maryland--2.8%
Maryland,
GO (State and Local Facilities
Loan)	5.00	8/1/22	2,500,000		3,064,725
Maryland Transportation Authority,
Airport Parking Revenue
(Baltimore/Washington
International Thurgood
Marshall Airport Projects)	5.00	3/1/18	6,200,000	c	6,979,464
Montgomery County,
Consolidated Public
Improvement GO	5.00	11/1/21	1,500,000		1,826,700
Massachusetts--3.5%
Massachusetts,
Federal Highway Grant
Anticipation Notes
(Accelerated Bridge Program)	5.00	6/15/23	3,000,000	c	3,614,910
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	5,000,000	c	5,484,600
Massachusetts Educational

Financing Authority, Education
Loan Revenue (Issue K)	5.25	7/1/29	3,500,000		3,783,150
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	1,750,000		1,991,622
Michigan--6.0%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	3,000,000		3,259,200
Detroit,
Water Supply System Senior
Lien Revenue	5.25	7/1/41	2,500,000		2,455,675
Kent Hospital Finance Authority,
Revenue (Spectrum Health
System)	5.50	11/15/25	2,500,000		2,943,500
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	1,500,000		1,744,320
Michigan Strategic Fund,
LOR (State of Michigan
Cadillac Place Office Building
Project)	5.00	10/15/17	2,590,000		2,876,402
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	4,000,000		4,000,080
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company) (Escrowed
to Maturity)	7.00	11/1/15	5,000,000		5,413,750
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/18	2,500,000	c	2,834,375
Nevada--.3%
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran

International Airport)	5.00	7/1/30	1,000,000	c	1,089,100
New Jersey--.5%
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.11	1/1/30	2,500,000	c,f	2,325,000
New Mexico--.7%
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply Revenue	0.85	8/1/19	3,000,000		3,008,550
New York--9.9%
Austin Trust (Series 1107)
Non-recourse (Port Authority
of New York and New Jersey,
Consolidated Bonds, 151st
Series)	6.00	9/15/28	9,690,000 c,g,h		11,027,705
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000		5,841,350
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/32	1,850,000		2,073,184
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/28	2,500,000	c	2,816,275
New York City,
GO	5.00	8/1/25	2,500,000		2,947,825
New York City,
GO	5.00	10/1/36	5,000,000		5,505,150
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated
Group)	5.00	7/1/20	3,000,000	c	3,341,910
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	5,000,000		5,564,800
New York Liberty Development
Corporation, Liberty Revenue

(4 World Trade Center Project)	5.00	11/15/31	1,000,000		1,092,690
New York State Energy Research and
Development Authority, PCR
(Rochester Gas and Electric
Corporation Project) (Insured;
National Public Finance
Guarantee Corp.)	0.12	8/1/32	2,450,000	f	2,165,187
North Carolina--.9%
Wake County,
GO (School Bonds)	5.00	2/1/22	3,100,000		3,778,807
Ohio--.3%
Ohio,
Capital Facilities Lease
Appropriation Revenue (Mental
Health Facilities Improvement
Fund Projects)	5.00	2/1/21	1,000,000		1,187,290
Oklahoma--1.1%
Oklahoma Municipal Power
Authority, Power Supply System
Revenue	6.00	1/1/38	4,000,000		4,489,840
Pennsylvania--4.2%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,715,000	c	3,136,232
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	5,000,000		5,782,850
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special
Revenue	5.00	12/1/42	3,995,000	c	4,324,108
Philadelphia School District,
GO	5.25	9/1/23	4,000,000		4,495,720
South Carolina--2.6%
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.50	1/1/38	5,000,000		5,642,400
South Carolina Public Service
Authority, Revenue Obligations

(Santee Cooper)	5.13	12/1/43	5,000,000		5,449,750
Tennessee--.6%
Johnson City Health and
Educational Facilities Board,
HR (Mountain States Health
Alliance)	6.00	7/1/38	2,435,000		2,721,843
Texas--5.4%
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal Improvement Projects)	6.13	7/15/17	1,200,000	c	1,203,672
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/22	2,000,000	c	2,256,040
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Corp.)	5.75	1/1/40	5,665,000	c	6,362,078
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,510,000	c	6,128,222
San Antonio,
Electric and Gas Systems
Junior Lien Revenue	5.00	2/1/43	3,500,000		3,843,980
San Antonio,
Water System Revenue	5.00	5/15/36	2,945,000		3,210,757
Washington--4.0%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/22	2,000,000		2,429,160
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/24	3,040,000		3,754,978
Washington,
Motor Vehicle Fuel Tax GO	5.00	7/1/23	3,660,000		4,446,022
Washington,
Motor Vehicle Fuel Tax GO
(State Road 520 Corridor

Program - Toll Revenue)	5.00	6/1/33	2,255,000		2,532,568
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)	5.00	10/1/42	3,500,000		3,788,505
West Virginia--1.3%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	5,000,000		5,556,900
Wisconsin--.6%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.50	4/15/29	2,200,000		2,386,560
Total Long-Term Municipal Investments
(cost $389,716,450)					425,655,746
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.3%	Rate (%)	Date	Amount ($)		Value ($)
California--.8%
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.03	8/1/14	3,000,000	i	3,000,000
Connecticut--.1%
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	0.03	8/1/14	400,000	i	400,000
Michigan--.4%
University of Michigan Regents,
General Revenue	0.03	8/1/14	1,900,000	i	1,900,000
Total Short-Term Municipal Investments
(cost $5,300,000)					5,300,000
Total Investments (cost $395,016,450)			101.8%		430,955,746
Liabilities, Less Cash and Receivables			(1.8%)		(7,821,903)
Net Assets			100.0%		423,133,843

a	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c At July 31, 2014, the fund had $109,879,304 or 26.0% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from transportation services.
d Non-income producing--security in default.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f Variable rate security--interest rate subject to periodic change.
g Collateral for floating rate borrowings.
h Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, this security was valued at $11,027,705 or 2.6% of net assets.
i Variable rate demand note - rate shown is the interest rate in effect at July 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At July 31, 2014, net unrealized appreciation on investments was $35,939,296 of which $36,634,446 related to appreciated investment securities and $695,150 related to depreciated investment securities. At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association

GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

Level 2 -
	Level 1 -	Other	Level 3 -
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	430,891,242	64,504	430,955,746

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and
general market conditions. All preceding securities are categorized as
Level 2 in the hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 in the hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Opportunity Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 22, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 22, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)